EQUITY - Foreign currency translation reserves (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EQUITY
Reserve of exchange differences on translation	$ (306,674,528)	$ (237,077,572)	$ (168,744,355)
Movement in foreign currency translation reserve	(69,596,956)	(68,333,217)	(1,297,198)
Brazil
EQUITY
Reserve of exchange differences on translation	(99,990,343)	(90,156,924)	(58,306,230)
Movement in foreign currency translation reserve	(10,313,069)	(32,963,533)	30,138,065
Argentina
EQUITY
Reserve of exchange differences on translation	(201,118,180)	(128,348,112)	(108,386,213)
Movement in foreign currency translation reserve	(72,770,068)	(19,961,899)	(23,472,215)
Paraguay
EQUITY
Reserve of exchange differences on translation	8,623,849	(4,862,332)	10,545,453
Movement in foreign currency translation reserve	13,486,181	(15,407,785)	(11,183,004)
Chile
EQUITY
Reserve of exchange differences on translation	$ (14,189,854)	$ (13,710,204)	(12,597,365)
Movement in foreign currency translation reserve			$ 3,219,956